Cover	Nov. 13, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	001-41349
Entity Registrant Name	DAKOTA GOLD CORP.
Entity Central Index Key	0001852353
Entity Tax Identification Number	85-3475290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	106 Glendale Drive, Suite A
Entity Address, City or Town	Lead
Entity Address, State or Province	SD
Entity Address, Country	US
Entity Address, Postal Zip Code	57754
City Area Code	605
Local Phone Number	906-8363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DC
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of the Registrant’s common stock at an exercise price of $2.08 per share[Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of the Registrant’s common stock at an exercise price of $2.08 per share
Trading Symbol	DC.WS
Security Exchange Name	NYSE